TIAA-CREF Funds	Supplement

TIAA-CREF U.S. Equity Funds

TIAA-CREF Large-Cap Value Fund

TIAA-CREF Mid-Cap Growth Fund

TIAA-CREF Mid-Cap Value Fund

TIAA-CREF International Funds

TIAA-CREF International Equity Fund

SUPPLEMENT NO. 3

dated January 17, 2020, to the Statutory Prospectuses dated March 1, 2019

Effective January 17, 2020, the portfolio management teams of the TIAA-CREF Large-Cap Value Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund and TIAA-CREF International Equity Fund (the “Funds”) have changed.

For the TIAA-CREF Large-Cap Value Fund, Richard Cutler is no longer a portfolio manager of the Fund. Charles Carr will continue to serve as portfolio manager of the TIAA-CREF Large-Cap Value Fund. Accordingly, effective immediately, the following hereby replaces in its entirety the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 28 of the TIAA-CREF U.S. Equity Funds Statutory Prospectus (the “U.S. Equity Prospectus”):

Portfolio Manager. The following person manages the Fund on a day-to-day basis:

Name:	Charles Carr, CFA
Title:	Managing Director
Experience on Fund:	since 2018

For the TIAA-CREF Mid-Cap Growth Fund, George (Ted) Scalise is no longer a portfolio manager of the Fund and Terrence Kontos is now a member of the Fund’s portfolio management team. Adrian Almazan will continue to serve as a member of the TIAA-CREF Mid-Cap Growth Fund’s portfolio management team. Accordingly, effective immediately, the following hereby

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replaces in its entirety the table in the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 37 of the U.S. Equity Prospectus:

Name:	Terrence Kontos, CFA	Adrian Almazan
Title:	Managing Director	Senior Director
Experience on Fund:	since 2020	since 2019

For the TIAA-CREF Mid-Cap Value Fund, Richard Cutler is no longer a portfolio manager of the Fund and David Chalupnik and Evan Staples are now members of the Fund’s portfolio management team. Accordingly, effective immediately, the following hereby replaces in its entirety the sub-section entitled “Portfolio Manager” in the section entitled “Portfolio management” on page 45 of the U.S. Equity Prospectus:

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	David Chalupnik, CFA	Evan Staples, CFA
Title:	Senior Managing Director	Managing Director
Experience on Fund:	since 2020	since 2020

For the TIAA-CREF International Equity Fund, Chris Semenuk is no longer a portfolio manager of the Fund and John Tribolet and Gregory Mancini are now members of the Fund’s portfolio management team. Accordingly, effective immediately, the following hereby replaces in its entirety the sub-section entitled “Portfolio Manager” in the section entitled “Portfolio management” on page 21 of the TIAA-CREF International Equity Funds Statutory Prospectus (the “International Equity Prospectus”):

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John Tribolet	Gregory Mancini
Title:	Managing Director	Managing Director
Experience on Fund:	since 2020	since 2020

Effective immediately, as a result of the portfolio management team changes described above, the following hereby replaces in their entirety the entries for the Funds in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” beginning on page 99 of the International Equity Prospectus, for the TIAA-CREF International Equity Fund, and on page 115 of the U.S. Equity Prospectus, for all other Funds:

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			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
LARGE-CAP VALUE FUND
Charles Carr, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA–2014 to Present (portfolio management of domestic large-cap value portfolios); Estekene Capital–2009 to 2013 (managing member, value-oriented hedge funds)	2014	1993	2018
MID-CAP GROWTH FUND
Terrence Kontos, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA–2012 to Present (research and portfolio management of domestic growth portfolios)	2012	2005	2020

Adrian Almazan
Senior Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA–2017 to Present (research and management of growth portfolios); Citadel–2016 to 2017 (industrials and materials analyst and portfolio manager); Allianz–2013 to 2016 (industrials and materials analyst)	2017	2004	2019
MID-CAP VALUE FUND
David Chalupnik, CFA
Senior Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA–2002 to Present (portfolio management of core and value-focused portfolios)	2002	1984	2020

Evan Staples, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA–2010 to Present (portfolio management of core and value-focused portfolios)	2010	2005	2020
INTERNATIONAL EQUITY FUND
John Tribolet
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA–2005 to Present (portfolio management of global and international equity portfolios)	2005	1992	2020

Gregory Mancini
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA–2016 to Present (research and portfolio management of an international portfolio); Merrill Lynch, London–2015 to 2016 (equities); Dabroes Management–2008 to 2015 (partner, founding member, European hedge fund)	2016	1996	2020
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4

TIAA-CREF Funds	Supplement

TIAA-CREF Funds

SUPPLEMENT NO. 4
dated January 17, 2020, to the Statement of Additional Information (“SAI”) dated August 1, 2019 and March 1, 2019, as supplemented through December 13, 2019

Effective January 17, 2020, the portfolio management teams of the TIAA-CREF International Equity Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Mid-Cap Growth Fund and TIAA-CREF Mid-Cap Value Fund have changed.

Accordingly, effective immediately, the following hereby replaces in their entirety the entries for the TIAA-CREF International Equity Fund, TIAA-CREF Mid-Cap Growth Fund and TIAA-CREF Mid-Cap Value Fund in the first chart currently appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” beginning on page 85 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund
International Equity Fund
John Tribolet**	1	0	0	$20,188	$0	$0	$0
Gregory Mancini**	0	0	0	$0	$0	$0	$0
Mid-Cap Growth Fund
Terrence Kontos**	3	1	0	$32,429	$2	$0	$0
Adrian Almazan*	0	0	0	$0	$0	$0	$0
Mid-Cap Value Fund
David Chalupnik**	3	0	39	$4,119	$0	$484	$0
Evan Staples**	2	0	12	$1,019	$0	$298	$0
*	This information is as of December 31, 2018.
**	This information is as of October 31, 2019.

Also effective immediately, all references to Richard Cutler are hereby removed from the TIAA-CREF Large-Cap Value Fund’s portfolio management team disclosure in the SAI.

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